THE SARATOGA ADVANTAGE TRUST

FINANCIAL SERVICES PORTFOLIO	(Ticker: SFPAX )
ENERGY & BASIC MATERIALS PORTFOLIO	(Ticker: SBMBX)

Supplement dated April 1, 2014 to the Class A Shares Prospectus

 Dated December 31, 2013 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY:  FINANCIAL SERVICES PORTFOLIO” beginning on page 56 of the Prospectus.  All references to Kathleen M. Bochman under the sub-heading “Adviser” on page 61 are deleted.

Reference is made to the section entitled “PORTFOLIO SUMMARY: ENERGY & BASIC MATERIALS PORTFOLIO”, beginning on page 62 of the Prospectus.  The sub-section entitled “Adviser” located on page 67 is deleted in its entirety and replaced with the following:

Adviser:   Loomis, Sayles & Company, L.P. (“Loomis Sayles” or the “Adviser”) has served as Adviser to the Portfolio since April 2007.  Stock selection for the Portfolio is made by a team led by David Cohen, CFA, and Salil Sharma, co-portfolio managers, who are jointly and primarily responsible for the day-to-day management of the Portfolio.  Mr. Cohen, a vice president and portfolio manager of Loomis Sayles and Mr. Sharma, a vice president and portfolio manager of Loomis Sayles, joined Loomis Sayles in 2005 and 2013, respectively, and have served the Portfolio as co-portfolio managers since April 1, 2014. Before joining Loomis Sayles, Mr. Sharma was a senior analyst at Jasinkiewicz Capital Management which he joined in August, 2009.  Prior to that, Mr. Sharma worked at Highbridge Capital Management.

This Supplement updates and supersedes any contrary information contained in the Prospectus.

Please retain this supplement for future reference.

THE SARATOGA ADVANTAGE TRUST

FINANCIAL SERVICES PORTFOLIO	(Ticker: SFPCX)
ENERGY & BASIC MATERIALS PORTFOLIO	(Ticker: SEPCX)

Supplement dated April 1, 2014 to the Class C Shares Prospectus

 Dated December 31, 2013 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY:  FINANCIAL SERVICES PORTFOLIO” beginning on page 58 of the Prospectus.  All references to Kathleen M. Bochman under the sub-heading “Adviser” on page 64 are deleted.

Reference is made to the section entitled “PORTFOLIO SUMMARY: ENERGY & BASIC MATERIALS PORTFOLIO”, beginning on page 65 of the Prospectus.  The sub-section entitled “Adviser” located on page 70 is deleted in its entirety and replaced with the following:

Adviser:   Loomis, Sayles & Company, L.P. (“Loomis Sayles” or the “Adviser”) has served as Adviser to the Portfolio since April 2007.  Stock selection for the Portfolio is made by a team led by David Cohen, CFA, and Salil Sharma, co-portfolio managers, who are jointly and primarily responsible for the day-to-day management of the Portfolio.  Mr. Cohen, a vice president and portfolio manager of Loomis Sayles and Mr. Sharma, a vice president and portfolio manager of Loomis Sayles, joined Loomis Sayles in 2005 and 2013, respectively, and have served the Portfolio as co-portfolio managers since April 1, 2014. Before joining Loomis Sayles, Mr. Sharma was a senior analyst at Jasinkiewicz Capital Management which he joined in August, 2009.  Prior to that, Mr. Sharma worked at Highbridge Capital Management.

This Supplement updates and supersedes any contrary information contained in the Prospectus.

Please retain this supplement for future reference.

THE SARATOGA ADVANTAGE TRUST

FINANCIAL SERVICES PORTFOLIO	(Ticker: SFPIX)
ENERGY & BASIC MATERIALS PORTFOLIO	(Ticker: SEPIX)

Supplement dated April 1, 2014 to the Class I Shares Prospectus

 Dated December 31, 2013 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY:  FINANCIAL SERVICES PORTFOLIO” beginning on page 52 of the Prospectus.  All references to Kathleen M. Bochman under the sub-heading “Adviser” beginning on page 56 are deleted.

Reference is made to the section entitled “PORTFOLIO SUMMARY: ENERGY & BASIC MATERIALS PORTFOLIO”, beginning on page 58 of the Prospectus.  The sub-section entitled “Adviser” located on page 62 is deleted in its entirety and replaced with the following:

Adviser:   Loomis, Sayles & Company, L.P. (“Loomis Sayles” or the “Adviser”) has served as Adviser to the Portfolio since April 2007.  Stock selection for the Portfolio is made by a team led by David Cohen, CFA, and Salil Sharma, co-portfolio managers, who are jointly and primarily responsible for the day-to-day management of the Portfolio.  Mr. Cohen, a vice president and portfolio manager of Loomis Sayles and Mr. Sharma, a vice president and portfolio manager of Loomis Sayles, joined Loomis Sayles in 2005 and 2013, respectively, and have served the Portfolio as co-portfolio managers since April 1, 2014. Before joining Loomis Sayles, Mr. Sharma was a senior analyst at Jasinkiewicz Capital Management which he joined in August, 2009.  Prior to that, Mr. Sharma worked at Highbridge Capital Management.

This Supplement updates and supersedes any contrary information contained in the Prospectus.

Please retain this supplement for future reference.

 The Saratoga Advantage Trust

Supplement dated April 1, 2014

to the

Statement of Additional Information Dated December 31, 2013 of the Saratoga Advantage Trust

Reference is made to the section entitled “PORTFOLIO MANAGERS” beginning on page 62 in the Statement of Additional Information (“SAI”).

The table under the sub-heading “Other Accounts Managed” beginning on page 62 is revised as follows: the information pertaining to Kathleen M. Bochman and Greg McCullough is deleted in its entirety and replaced with the following:

Portfolio Manager	Portfolio(s) Managed	Registered Investment Company Accounts	Assets Managed ($ millions)	Pooled Investment Vehicle Accounts	Assets Managed ($ millions)	Other Accounts	Assets Managed ($ millions)	Total Assets Managed ($ millions)
David Cohen^ Loomis, Sayles & Company, L.P.	Energy & Basic Materials Portfolio	0	$0	0	$0	7	$1.5	$1.5
Salil Sharma^ Loomis, Sayles & Company, L.P.	Energy & Basic Materials Portfolio	0	$0	0	$0	9	$0.5	$0.5

^As of February 28, 2014

The table under the sub-heading “Ownership of Securities” on page 71 is revised as follows: the information pertaining to Kathleen M. Bochman and Greg McCullough is deleted in its entirety and replaced with the following:

Portfolio Manager	Portfolio(s) Managed	Dollar Range of Equity Securities Beneficially Owned
David Cohen***	Energy & Basic Materials Portfolio	None
Salil Sharma***	Energy & Basic Materials Portfolio	None

***As of March 31, 2014

This Supplement updates and supersedes any contrary information contained in the SAI.

Please retain this supplement for future reference.